Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund			$ 47,387,687
Level 3 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 11,568	$ 10,643